Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,201,271	$ 195,339	$ 841,226
Prepaid expenses	48,713	179,386	424,695
Total current assets	1,249,984	374,725	1,265,921
Non-current prepaid expenses			175,216
Marketable securities held in Trust Account	175,879,326	174,948,027	172,506,512
Total Assets	177,129,310	175,322,752	173,947,649
Current liabilities
Accrued expenses	3,450,180	585,750	478,611
Income taxes payable	957,982	524,777
Total current liabilities	4,408,162	1,110,527	478,611
Warrant liabilities	8,816,500	1,030,500	6,083,516
Deferred underwriting fee payable	6,037,500	6,037,500	6,037,500
Total liabilities	19,262,162	8,178,527	12,599,627
Commitments (Note 6)
Class A common stock subject to possible redemption	174,819,222	173,034,002	172,500,000
Stockholders’ Deficit
Preferred stock value
Class A common stock
Class B common stock	431	431	431
Accumulated deficit	(16,952,505)	(5,890,208)	(11,152,409)
Total Stockholders’ Deficit	(16,952,074)	(5,889,777)	(11,151,978)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 177,129,310	$ 175,322,752	$ 173,947,649